Warrants (Tables)	3 Months Ended
Feb. 29, 2020
Warrants [Abstract]
Schedule of stockholders' equity note, warrants or rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

June 2016 Warrants	$ 19.30	277,478	June 02, 2021	138,739
October 2017 Warrants	$ 12.50	181,818	October 13, 2020	181,818
October 2017 Placement
Agent Warrants	$ 13.75	18,181	October 13, 2020	18,181
March 2018 Warrants	$ 6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	$ 6.00	150,000	March 21, 2021	150,000
March 2018 Placement
Agent Warrants	$ 7.50	29,166	March 16, 2021	29,166
March 2018 Placement
Agent Warrants	$ 7.50	15,000	March 21, 2021	15,000
2018 Firm Warrants	$ 0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement
Agent Warrants	$ 0.9375	1,160,314	October 16, 2023	1,160,314
		22,123,623		21,984,884

Schedule of warrant transactions
	Outstanding, December 1, 2019	Issued	Expired	Exercised	Outstanding, February 29, 2020
June 2016 Warrants	277,478	-	-	-	277,478
October 2017 Warrants	181,818	-	-	-	181,818
October 2017 Placement
Agent Warrants	18,181	-	-	-	18,181
March 2018 Warrants	441,666	-	-	-	441,666
March 2018 Placement
Agent Warrants	44,166	-	-	-	44,166
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
2018 Pre-Funded Warrants	1,616,667	-	-	(1,616,667)	-
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	23,740,290	-	-	(1,616,667)	22,123,623

	Outstanding, December 1, 2018	Issued	Expired	Exercised	Outstanding, February 28, 2019
June 2016 Warrants	277,478	-	-	-	277,478
October 2017 Warrants	181,818	-	-	-	181,818
October 2017 Placement
Agent Warrants	18,181	-	-	-	18,181
March 2018 Warrants	441,666	-	-	-	441,666
March 2018 Placement
Agent Warrants	44,166	-	-	-	44,166
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
2018 Pre-Funded Warrants	4,410,001	-	-	(2,643,334)	1,766,667
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	26,533,624	-	-	(2,643,334)	23,890,290